                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 375 Park Avenue
         New York, NY 10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter R. Sismondo
Title:  Vice President, Controller, Treasurer and Assistant Secretary
Phone:  212-752-1356

Signature, Place, and Date of Signing:


     /s/ Peter R. Sismondo               New York, NY            May 9, 2005
--------------------------------------------------------------------------------
         [Signature]                    [City, State]               [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:          80
Form 13F Information Table Value Total:   $ 620,302
                                         (thousands)

List of Other Included Managers:

         No.               Form 13F File Number                        Name

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/05

        COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5             COLUMN 6     COLUMN 7     COLUMN 8
-------------------------  --------------  ----------  --------  ---------------------  -----------------  -------  ----------------
                                                                                        INVESTMENT                       VOTING
NAME OF ISSUER             TITLE OF CLASS    CUSIP      MARKET     SHRS OR   SH/  PUT/  DISCRETION         MANAGER     AUTHORITY
                                                         VALUE    PRIN AMT   PRN  CALL  SOLE  SHRD  OTHER           SOLE  SHRD  NONE
                                                       (X 1000)                         (A)   (B)    (C)             (A)  (B)   (C)
-------------------------  --------------  ----------  --------  ----------  ---  ----  ----  ----  -----  -------  ----  ----  ----
FRESH DEL MONTE PRODUCE
   INC                     ORD              G36738105    4,578      150,000   SH                X             1       X
AMB PROPERTY CORP          COM              00163T109    1,580       41,800   SH                X             1       X
ALEXANDER & BALDWIN INC    COM              014482103      824       20,000   SH                X             1       X
AMERICAN EXPRESS CO        COM              025816109    1,027       20,000   SH                X             1       X
AMERICAN INTL GROUP INC    COM              026874107    1,108       20,000   SH                X             1       X
ANADARKO PETE CORP         COM              032511107    9,513      125,000   SH                X             1       X
APARTMENT INVT & MGMT CO   CL A             03748R101    1,655       44,500   SH                X             1       X
APPLERA CORP               COM AP BIO GRP   038020903      987       50,000   SH                X             1       X
APPLIED MATLS INC          COM              038222105      813       50,000   SH                X             1       X
ARCHSTONE SMITH TR         COM              039583109    1,566       45,900   SH                X             1       X
ARDEN RLTY INC             COM              039793104    1,439       42,500   SH                X             1       x
AUTODESK INC               COM              052769106      893       30,000   SH                X             1       X
AVALONBAY CMNTYS INC       COM              053484101    1,538       23,000   SH                X             1       X
BRE PROPERTIES INC         CL A             05564E106    1,472       41,700   SH                X             1       X
BANK OF AMERICA
   CORPORATION             COM              060505104    8,820      200,000   SH                X             1       X
BELO CORP                  COM SER A        080555105      845       35,000   SH                X             1       X
BERKSHIRE HATHAWAY INC
   DEL                     CL B             084670207    4,373        1,531   SH                X             1       X
BOEING CO                  COM              097023105      877       15,000   SH                X             1       X
BURLINGTON NORTHN SANTA
   FE C                    COM              12189T104  431,440    8,000,000   SH         X                    1       X
BURLINGTON RES INC         COM              122014103    1,001       20,000   SH                X             1       X
CATERPILLAR INC DEL        COM              149123101    1,372       15,000   SH                X             1       X
CHUBB CORP                 COM              171232101    1,189       15,000   SH                X             1       X
CITIGROUP                  COM              172967101    4,494      100,000   SH                X             1       X
COCA COLA CO               COM              191216100    1,042       25,000   SH                X             1       X
CONOCOPHILLIPS             COM              20825C104    1,618       15,000   SH                X             1       X
CORPORATE OFFICE PPTYS TR  SH BEN INT       22002T108    1,576       59,500   SH                X             1       X
COSTCO WHSL CORP NEW       COM              22160K105    1,325       30,000   SH                X             1       X
COUNTRYWIDE FINANCIAL
   CORP                    COM              222372104    4,869      150,000   SH                X             1       X
DEERE & CO                 COM              244199105    1,007       15,000   SH                X             1       X
DEVON ENERGY CORP NEW      COM              25179M103   10,774      225,000   SH                X             1       X
DISNEY WALT CO             COM DISNEY       254687106    1,293       45,000   SH                X             1       X
DOMINION RES INC VA NEW    COM              25746U109    5,359       72,000   SH                X             1       X
DOW CHEM CO                COM              260543103    1,246       25,000   SH                X             1       X
DU PONT EI DE NEMOURS &
   CO                      COM              263534109    1,025       20,000   SH                X             1       X
EXXON MOBIL CORP           COM              30231G102    1,788       30,000   SH                X             1       X
FEDERAL REALTY INVT TR     SH BEN INT       313747206    1,557       32,200   SH                X             1       X
FEDEX CORP                 COM              31428X106    1,409       15,000   SH                X             1       X
GUIDANT CORP               COM              401698105      739       10,000   SH                X             1       X
INTEL CORP                 COM              458140100    1,162       50,000   SH                X             1       X
INTERNATIONAL BUSINESS
   MACHS                   COM              459200101    1,097       12,000   SH                X             1       X
JEFFERSON PILOT CORP       COM              475070108      981       20,000   SH                X             1       X
JOHNSON & JOHNSON          COM              478160104    6,716      100,000   SH                X             1       X
KERR MCGEE CORP            COM              492386107   11,750      150,000   SH                X             1       X
LAUDER ESTEE COS INC       CL A             518439104      675       15,000   SH                X             1       X
LIBERTY MEDIA CORP NEW     COM SER A        530718105    1,141      110,000   SH                X             1       X
LIBERTY MEDIA INTL INC     COM SER A        530719103      290        6,625   SH                X             1       X
LILLY ELI & CO             COM              532457108    1,042       20,000   SH                X             1       X
MBIA INC                   COM              55262C100      261        5,000   SH                X             1       X
MACERICH CO                COM              554382101    1,508       28,310   SH                X             1       X
MAGNA INTL INC             CL A             559222401    6,690      100,000   SH                X             1       X
MANPOWER INC               COM              56418H100      870       20,000   SH                X             1       X
MEDTRONIC INC              COM              585055106    1,529       30,000   SH                X             1       X
MERCK & CO INC             COM              589331107   32,856    1,015,000   SH                X             1       X
MICROSOFT CORP             COM              594918104    1,692       70,000   SH                X             1       X
MILLIPORE CORP             COM              601073109    1,302       30,000   SH                X             1       X
NEWS CORP LTD              SP ADR PFD       652487802    1,184       70,000   SH                X             1       X
NOBLE ENERGY INC           COM              655044105    1,020       15,000   SH                X             1       X
NORDSTROM INC              COM              655664100    1,108       20,000   SH                X             1       X
NOVARTIS AG                SPONSORED ADR    66987V109    1,170       25,000   SH                X             1       X
OLD REP INTL CORP          COM              680223104    3,494      150,000   SH                X             1       X
PEPCO HOLDINGS INC         COM              713291902    2,099      100,000   SH                X             1       X
PINNACLE WEST CAP CORP     COM              723484101    8,502      200,000   SH                X             1       X
PROCTER & GAMBLE CO        COM              742718109    1,060       20,000   SH                X             1       X
RECKSON ASSOCS RLTY CORP   COM              75621K106    1,471       47,900   SH                X             1       X
ROHM & HAAS CO             COM              775371107    1,200       25,000   SH                X             1       X
RYDER SYS INC              COM              783549108      834       20,000   SH                X             1       X

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

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/05


        COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5             COLUMN 6     COLUMN 7     COLUMN 8
-------------------------  --------------  ----------  --------  ---------------------  -----------------  -------  ----------------
                                                                                        INVESTMENT                       VOTING
NAME OF ISSUER             TITLE OF CLASS    CUSIP      MARKET     SHRS OR   SH/  PUT/  DISCRETION         MANAGER     AUTHORITY
                                                         VALUE    PRIN AMT   PRN  CALL  SOLE  SHRD  OTHER           SOLE  SHRD  NONE
                                                       (X 1000)                         (A)   (B)    (C)             (A)  (B)   (C)
-------------------------  --------------  ----------  --------  ----------  ---  ----  ----  ----  -----  -------  ----  ----  ----
SBC COMMUNICATIONS INC     COM              78387G103    1,185       50,000   SH                X             1       X
SCHLUMBERGER LTD           COM              806857108    1,410       20,000   SH                X             1       X
SHURGARD STORAGE CTRS INC  COM              82567D104    1,463       35,700   SH                X             1       X
SIGMA ALDRICH CORP         COM              826552101      613       10,000   SH                X             1       X
SIMON PPTY GROUP INC NEW   COM              828806109    1,593       26,300   SH                X             1       X
SONY CORP                  ADR NEW          835699307    1,001       25,000   SH                X             1       X
STATE STR CORP             COM              857477103      656       15,000   SH                X             1       X
TEXAS INSTRS INC           COM              882508104      510       20,000   SH                X             1       X
3M CO                      COM              88579Y101    1,714       20,000   SH                X             1       X
UNIVISION COMMUNICATIONS
   INC                     CL A             914906102      554       20,000   SH                X             1       X
WACHOVIA CORP 2ND NEW      COM              929903102    1,018       20,000   SH                X             1       X
WAL MART STORES INC        COM             9331142103    2,004       40,000   SH                X             1       X
WEYERHAUSER CO             COM              962166104    1,370       20,000   SH                X             1       X
WHIRLPOOL CORP             COM              963320106    6,773      100,000   SH                X             1       X

GRAND TOTAL                                            620,302   12,421,466


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